Vessels, Net, Net Book Value (Predecessor) (Details) - USD ($)	6 Months Ended	11 Months Ended	12 Months Ended
	Jul. 05, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Accumulated Depreciation [Abstract]
Additions		$ (1,903,000)	$ (9,713,000)	$ (9,078,000)
Vessels [Member]
Cost [Abstract]
Beginning balance			112,375,000	38,769,000
Additions			46,421,000	95,051,000
Ending balance		38,769,000	120,543,000	112,375,000
Accumulated Depreciation [Abstract]
Beginning balance			(7,556,000)	(1,257,000)
Additions			(7,982,000)	(7,101,000)
Ending balance		$ (1,257,000)	(9,954,000)	(7,556,000)
Net book value			$ 110,589,000	$ 104,819,000
United Maritime Predecessor [Member]
Accumulated Depreciation [Abstract]
Additions	$ (400,285)				$ (756,765)	$ (758,839)
Net book value					12,280,271
United Maritime Predecessor [Member] | Vessels [Member]
Cost [Abstract]
Beginning balance	16,925,546				16,925,546
Additions					0
Ending balance					16,925,546	16,925,546
Accumulated Depreciation [Abstract]
Beginning balance	(4,645,275)				(3,888,510)
Additions	$ (400,285)				(756,765)	(758,839)
Ending balance					(4,645,275)	$ (3,888,510)
Net book value					$ 12,280,271